SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Concentrated Receivables and Revenue) (Details)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Accounts Receivable [Member] | Customer A [Member]
Concentration Risk [Line Items]
Concentrated Risk Percent	25.90%
Accounts Receivable [Member] | Customer B [Member]
Concentration Risk [Line Items]
Concentrated Risk Percent	21.90%		44.30%
Accounts Receivable [Member] | Customer C [Member]
Concentration Risk [Line Items]
Concentrated Risk Percent	19.30%		48.20%
Sales Revenue, Goods, Net [Member] | Customer D [Member]
Concentration Risk [Line Items]
Concentrated Risk Percent	25.00%		18.50%		23.00%
Sales Revenue, Goods, Net [Member] | Customer E [Member]
Concentration Risk [Line Items]
Concentrated Risk Percent	21.80%		16.70%		14.80%
Sales Revenue, Goods, Net [Member] | Customer F [Member]
Concentration Risk [Line Items]
Concentrated Risk Percent	16.00%			[1]		[1]
Sales Revenue, Goods, Net [Member] | Customer G [Member]
Concentration Risk [Line Items]
Concentrated Risk Percent		[1]	11.30%			[1]
Sales Revenue, Goods, Net [Member] | Customer H [Member]
Concentration Risk [Line Items]
Concentrated Risk Percent		[1]	11.20%			[1]
Sales Revenue, Goods, Net [Member] | Customer I [Member]
Concentration Risk [Line Items]
Concentrated Risk Percent		[1]		[1]	10.20%
Sales Revenue, Goods, Net [Member] | Customer J [Member]
Concentration Risk [Line Items]
Concentrated Risk Percent		[1]			11.60%

[1]	Less than 10% in the year.